INTANGIBLE ASSETS - Disclosure of Reasonably Possible Changes in Key Assumptions (Details) - Personal Financial Services - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Goodwill [Line Items]
Decrease in cash flows projections	5.00%	10.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%	1.00%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ 438	£ 764
Value in use estimate, impairment increase sensitivity for discount rate adjustment	£ 723	£ 622